PROPERTY, PLANT AND EQUIPMENT - Summary of Changes in Property, Plant, and Equipment (Details) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	$ 736,738,306		$ 736,738,306		$ 716,134,762
Depreciation	(19,931,924)	$ (22,167,916)	(59,143,071)	$ (64,485,989)
Real Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	518,469,476		518,469,476		517,437,921
Furniture and Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	43,011,142		43,011,142		42,874,655
Machines and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	95,218,977		95,218,977		82,737,700
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	3,022,799		3,022,799		3,259,683
Right of Use of Real Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	33,391,098		33,391,098		35,832,194
Sundry
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	13,215,678		13,215,678		14,833,094
Work in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	30,409,136		30,409,136		19,159,515
Gross Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment					1,367,154,243
Additions			81,706,873
Disposals			(9,101,983)
Transfers			$ 3,024,946
Gross Carrying amount | Real Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment					614,486,433
Estimated useful life, in years			50 years
Additions			$ 2,663,639
Disposals			0
Transfers			$ 7,774,717
Gross Carrying amount | Furniture and Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment					156,222,131
Estimated useful life, in years			10 years
Additions			$ 5,814,844
Disposals			(234,324)
Transfers			2,486,639
Gross Carrying amount | Machines and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment					401,203,496
Additions			43,034,432
Disposals			(6,538,743)
Transfers			$ 3,259,198
Gross Carrying amount | Machines and Equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, in years			3 years
Gross Carrying amount | Machines and Equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, in years			5 years
Gross Carrying amount | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment					6,879,629
Estimated useful life, in years			5 years
Additions			$ 884,363
Disposals			(812,963)
Transfers			617,206
Gross Carrying amount | Right of Use of Real Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment					115,857,477
Additions			4,890,221
Disposals			(211,985)
Transfers			0
Gross Carrying amount | Sundry
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment					53,345,562
Additions			32,023
Disposals			(1,136,218)
Transfers			$ 1,857,166
Gross Carrying amount | Sundry | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, in years			5 years
Gross Carrying amount | Sundry | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, in years			10 years
Gross Carrying amount | Work in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment					19,159,515
Estimated useful life, in years			0 years
Additions			$ 24,387,351
Disposals			(167,750)
Transfers			(12,969,980)
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(706,045,773)		(706,045,773)		(651,019,481)
Transfers			(4,102,012)
Derecognition			8,538,270
Depreciation			(59,462,550)
Depreciation | Real Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(106,455,313)		(106,455,313)		(97,048,512)
Transfers			242,747
Derecognition			0
Depreciation			(9,649,548)
Depreciation | Furniture and Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(121,278,148)		(121,278,148)		(113,347,476)
Transfers			(793,995)
Derecognition			110,462
Depreciation			(7,247,139)
Depreciation | Machines and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(345,739,406)		(345,739,406)		(318,465,796)
Transfers			(2,211,359)
Derecognition			5,828,874
Depreciation			(30,891,125)
Depreciation | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(4,545,436)		(4,545,436)		(3,619,946)
Transfers			(690,365)
Derecognition			608,578
Depreciation			(843,703)
Depreciation | Right of Use of Real Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(87,144,615)		(87,144,615)		(80,025,283)
Transfers			0
Derecognition			1,030,092
Depreciation			(8,149,424)
Depreciation | Sundry
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(40,882,855)		(40,882,855)		(38,512,468)
Transfers			(649,040)
Derecognition			960,264
Depreciation			(2,681,611)
Depreciation | Work in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	$ 0		0		$ 0
Transfers			0
Derecognition			0
Depreciation			$ 0